Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 7,101	$ 6,738	$ 6,022
Other comprehensive income (loss)
Unrealized gains (losses) arising during the period	376	(1,221)	(551)
Amounts reclassified from accumulated other comprehensive income, held-to-maturity	108	530	403
Income tax effect at 34%	(164)	235	50
Reclassification adjustment for gains on available-for-sale securities included in net income		(1)	(56)
Income tax effect			19
Other comprehensive income (loss)	320	(457)	(135)
Total comprehensive income	$ 7,421	$ 6,281	$ 5,887